Securities (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Available-for-sale Securities [Line Items]
Other-than-temporary impairment	$ 0	$ 0
Sales of securities	$ 0	$ 0
Issued By U.S. Government-Sponsored Entities And Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Minimum percentage of securities held	10.00%	10.00%